Shareholder Fees (Vanguard FTSE All-World ex-US Index Fund Institutional)	Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares 11/1/2013 - 10/31/2014
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none